26. CAPITAL DISCLOSURES (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Disclosures
Shareholders' equity (excluding reserves)	CAD 1,121,090	CAD 1,126,598
Borrowings before deferred financing costs	CAD 3,645,195	CAD 3,930,048